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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001
Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name: Navellier Fund Management, Inc.
Address: One E. Liberty St.
         Reno, NV 89501

Form 13F File Number: 28-7408
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:
Name: Arjen Kuyper
Title: Chief Operations Officer
Phone: (775) 785-9421
Signature, Place, and Date of Signing:
Arjen Kuyper  Reno, Nevada  May 11, 2001
[Signature] [City, State] [Date]
Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

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[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]
Form 13F File Number Name
28-____________ ________________________________
[Repeat as necessary.]

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Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: ______________
Form 13F Information Table Entry Total: ______________
Form 13F Information Table Value Total: $______________ (thousands)
List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]
No. Form 13F File Number Name
____ 28-____________ ________________________
[Repeat as necessary.

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Navellier Fund Management, Inc.
FORM 13F
March 31, 2001

                                                                                                               Voting Authority
                                                                                                               ----------------
                                                           Value     Shares/  Sh/  Put/  Invstmt
Name of Issuer                  Title of class  CUSIP      (x$1000)  Prn Amt  Prn  Call  Dscretn  Managers  Sole     Shared  None
--------------                  --------------  -----      --------  -------  ---  ----  -------  --------  ----     ------  ----
AmeriSource Health              COM             03071P102     18222   371500  SH         Sole                371500
American Eagle Outfitters       COM             02553E106     24568   854550  SH         Sole                854550
Americredit Corp                COM             03060R101     13799   425500  SH         Sole                425500
Applied Micro Circuits          COM             03822W109      7578   459300  SH         Sole                459300
BJ Service Co.                  COM             055482103     42606   598400  SH         Sole                598400
Bisys Group Inc.                COM             055472104     19275   360700  SH         Sole                360700
Brinker Intl Inc.               COM             109641100     15117   541650  SH         Sole                541650
C & D Tech Inc.                 COM             124661109      5790   209800  SH         Sole                209800
Cerner Corp                     COM             156782104     11498   335700  SH         Sole                335700
Concord EFS INC.                COM             206197105     15459   382300  SH         Sole                382300
Cross Timbers Oil               COM             227573102      9162   370200  SH         Sole                370200
Emulex Corp.                    COM             292475209     11096   589800  SH         Sole                589800
Helmerich & Payne               COM             423452101     12612   272400  SH         Sole                272400
Integrated Device Technology I  COM             458118106     13621   460000  SH         Sole                460000
Intl Rectifier                  COM             460254105     26661   658300  SH         Sole                658300
Laboratory Corp of American HL  COM             50540R409     15103   125600  SH         Sole                125600
Lennar Corp                     COM             526057104     17825   447200  SH         Sole                447200
Lincare Holdings                COM             532791100     18369   347000  SH         Sole                347000
Loews Corp                      COM             540424108     19391   326400  SH         Sole                326400
Mentor Graphics                 COM             587200106     16228   786800  SH         Sole                786800
NVIDIA Corp                     COM             67066G104     30052   462900  SH         Sole                462900
Nabors Inds Inc.                COM             629568106     24370   470100  SH         Sole                470100
Newport Corp.                   COM             651824104      8322   284400  SH         Sole                284400
Plexus Corp.                    COM             729132100      6960   271600  SH         Sole                271600
Professional Detailing          COM             74312N107     14254   230900  SH         Sole                230900
Quest Diagnostics               COM             74834L100     17179   193300  SH         Sole                193300
Rent A Center                   COM             76009N100     11268   245300  SH         Sole                245300

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
                                                                                                               Voting Authority
                                                                                                               ----------------
                                                           Value     Shares/  Sh/  Put/  Invstmt
Name of Issuer                  Title of class  CUSIP      (x$1000)  Prn Amt  Prn  Call  Dscretn  Managers  Sole     Shared  None
--------------                  --------------  -----      --------  -------  ---  ----  -------  --------  ----     ------  ----
Respironics                     COM             761230101     24815   813600  SH         Sole                813600
Scientific Atlanta              COM             808655104     20521   493400  SH         Sole                493400
Southwest Airlines              COM             844741108     19631  1106000  SH         Sole               1106000
SunGard Data Sys.               COM             867363103     25245   512800  SH         Sole                512800
Talbots, Inc.                   COM             874161102     18496   435400  SH         Sole                435400
Technitrol, Inc.                COM             878555101      7815   314000  SH         Sole                314000
Teva Pharmaceuticals            COM             881624209     20615   377400  SH         Sole                377400
Trigon Healthcare               COM             89618L100     20342   395000  SH         Sole                395000
Universal Health Services       COM             913903100     17792   201500  SH         Sole                201500
Vertex Pharm                    COM             92532F100     17034   465100  SH         Sole                465100
WellPoint Health Networks Inc.  COM             94973H108     21693   227600  SH         Sole                227600
38 DATA RECORDS                                              660389           0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED